Operating expenses - Summary of Analysis of Restructuring Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of restructuring costs [line items]
Property and facilities	£ 85	£ 96	£ 147
Technology and communications	216	196	192
Professional and outsourced services	498	480	396
Total restructuring - operating expenses		157	90
Total		159	102
Restructuring Costs [member]
Disclosure of restructuring costs [line items]
Product costs	0	16	12
Employee costs	0	90	56
Depreciation and amortisation	0	14	1
Property and facilities	0	12	(5)
Technology and communications	0	2	1
Professional and outsourced services	0	17	9
General and administrative costs	0	6	16
Total restructuring - operating expenses	0	157	90
Share of associate restructuring	0	2	12
Total	£ 0	£ 159	£ 102